VANECK ETHEREUM STRATEGY ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Par
(000's) Value
Short-Term Investments: 57.4%
United States Treasury Obligations : 57.4%
United States Treasury Bills
5.26%, 06/04/24 $ 4,000 $ 3,963,303
5.26%, 06/20/24 5,000 4,942,094
5.27%, 06/11/24 4,000 3,959,067
5.27%, 07/09/24 5,000 4,928,693
17,793,157
Total Short-Term Investments: 57.4%
(Cost: $17,792,524) 17,793,157
Other assets less liabilities: 42.6% 13,200,453
NET ASSETS: 100.0% $ 30,993,610
Futures Contracts
Reference Entity Type
Number of
Contracts Expiration Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
CME Ether Long 186 04/26/24 $ 33,521,850 $ (847)